LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

LEGG MASON ETF INVESTMENT TRUST

SUPPLEMENT DATED SEPTEMBER 23, 2019 TO THE

STATEMENTS OF ADDITIONAL INFORMATION OF

THE FUNDS LISTED IN SCHEDULE A

Effective September 27, 2019, references to the preceding Principal Financial Officer are deleted in their entirety and information regarding the Treasurer is deleted and replaced with the following:

Name, Year of Birth and Address	Position(s) with Trust	Term of Office* and Length of Time Served**	Principal Occupation(s) During the Past Five Years

Christopher Berarducci Born 1974 Legg Mason 620 Eighth Avenue 49th Floor New York, NY 10018	Treasurer and Principal Financial Officer	Since 2014 and 2019	Treasurer (since 2010) and Principal Financial Officer (since 2019) of certain mutual funds associated with Legg Mason & Co. or its affiliates; Director of Legg Mason & Co. (since 2015); formerly, Vice President of Legg Mason & Co. (2011 to 2015); Assistant Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2010)

*	Each officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

**	Indicates the earliest year in which the officer took such office.

SCHEDULE A

Fund	Date of Statement of Additional Information
LEGG MASON PARTNERS EQUITY TRUST

ClearBridge Aggressive Growth Fund	December 27, 2018
ClearBridge All Cap Value Fund	February 1, 2019
ClearBridge Appreciation Fund	March 1, 2019
ClearBridge Dividend Strategy Fund	April 29, 2019
ClearBridge International Small Cap Fund	February 1, 2019
ClearBridge International Value Fund	March 1, 2019
ClearBridge Large Cap Growth Fund	March 31, 2019
ClearBridge Large Cap Value Fund	March 1, 2019
ClearBridge Mid Cap Fund	March 1, 2019
ClearBridge Mid Cap Growth Fund	March 1, 2019
ClearBridge Select Fund	March 1, 2019
ClearBridge Small Cap Growth Fund	March 1, 2019
ClearBridge Small Cap Value Fund	February 1, 2019
ClearBridge Sustainability Leaders Fund	March 1, 2019
ClearBridge Tactical Dividend Income Fund	March 1, 2019
QS Conservative Growth Fund	June 1, 2019
QS Defensive Growth Fund	June 1, 2019
QS Global Dividend Fund	February 1, 2019
QS Global Equity Fund	March 1, 2019
QS Growth Fund	June 1, 2019
QS Moderate Growth Fund	June 1, 2019
QS S&P 500 Index Fund	February 1, 2019
QS U.S. Large Cap Equity Fund	March 31, 2019

Fund	Date of Statement of Additional Information
LEGG MASON PARTNERS VARIABLE EQUITY TRUST

ClearBridge Variable Aggressive Growth Portfolio	April 29, 2019
ClearBridge Variable Appreciation Portfolio	April 29, 2019
ClearBridge Variable Dividend Strategy Portfolio	April 29, 2019
ClearBridge Variable Large Cap Growth Portfolio	April 29, 2019
ClearBridge Variable Large Cap Value Portfolio	April 29, 2019
ClearBridge Variable Mid Cap Portfolio	April 29, 2019
ClearBridge Variable Small Cap Growth Portfolio	April 29, 2019
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	April 29, 2019
QS Variable Conservative Growth	April 29, 2019
QS Variable Growth	April 29, 2019
QS Variable Moderate Growth	April 29, 2019

LEGG MASON ETF INVESTMENT TRUST

ClearBridge All Cap Growth ETF	February 1, 2019
ClearBridge Dividend Strategy ESG ETF	March 31, 2019
ClearBridge Large Cap Growth ESG ETF	March 31, 2019
Legg Mason Emerging Markets Low Volatility High Dividend ETF	March 1, 2019
Legg Mason Global Infrastructure ETF	March 1, 2019
Legg Mason International Low Volatility High Dividend ETF	March 1, 2019
Legg Mason Low Volatility High Dividend ETF	March 1, 2019
Legg Mason Small-Cap Quality Value ETF	November 9, 2018
Western Asset Short Duration Income ETF	February 5, 2019
Western Asset Total Return ETF	April 29, 2019

Please retain this supplement for future reference.

LMFX549216

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